Statutory Accounting and Regulatory Matters (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory Accounting Practices [Line Items]
Statutory capital and surplus		$ 6,100,000,000	$ 4,800,000,000
Statutory net (loss) income		136,000,000	(1,933,000,000)	$ (1,058,000,000)
Dividends				525,000,000
Statutory basis VOBA		33,000,000	82,000,000
Forecast
Statutory Accounting Practices [Line Items]
Dividends, extraordinary	$ 453,000,000
Dividends, return of capital	147,000,000
Dividends, extraordinary and return of capital	600,000,000
Brooke Life
Statutory Accounting Practices [Line Items]
Amount available for payment of dividends		608,000,000
Brooke Life
Statutory Accounting Practices [Line Items]
Adjusted earned surplus		0
Dividend payments		$ 0	$ 0	$ 525,000,000
Brooke Life | Forecast
Statutory Accounting Practices [Line Items]
Dividends	$ 510,000,000